Loans and Leases - Risk Category of Loans by Class of Loans Based on Most Recent Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Commercial and other loans, Gross	$ 17,123	$ 16,725
Commercial real estate, Gross	46,949	44,107
Construction and farmland	3,612	623
Total Loans	67,684	61,455
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial and other loans, Gross	17,084	16,675
Commercial real estate, Gross	41,679	35,302
Construction and farmland	3,262	272
Total Loans	62,025	52,249
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial and other loans, Gross	0	0
Commercial real estate, Gross	1,170	3,936
Total Loans	1,170	3,936
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial and other loans, Gross	39	50
Commercial real estate, Gross	4,100	4,869
Construction and farmland	350	351
Total Loans	4,489	5,270
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial and other loans, Gross	0	0
Commercial real estate, Gross	0	0
Construction and farmland	0	0
Total Loans	$ 0	$ 0